Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission expenses
Schedule of fee and commission expense

	2019	2020	2021

Credit and debit cards	4,095	2,741	3,938
Checks and others	31	43	48
Collections and transactional services	312	291	305
Fund management	1	1	1
Capital markets and securities activities	238	173	202
Financial advisory services	6	5	6
Correspondent services	723	791	802
Other fees and commissions	2,488	2,688	2,847
	7,894	6,733	8,149